Schedule of forth the long-lived assets other than goodwill and intangible assets by geographical area (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets gross	$ 1,237,364	$ 1,404,760
Investment in an equity security
Deferred tax assets	232,082	342,822
Goodwill	9,727,871	12,059,428	$ 27,001,383
Acquired intangible assets	1,845,560	3,386,117
Long-lived assets other than goodwill and acquired intangible assets	11,805,513	15,788,367
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets gross	6,175
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets gross	1,197,668	1,352,906
INDONESIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets gross	$ 33,521	$ 51,854